Consolidated Statements of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income for the year	$ 2,191,477	$ 2,177,116	$ 4,869,133
Items that will be reclassified to profit or loss
Net gain (loss) on hedges of net investments in foreign operations - Hedged items	514,713	(797,514)	(6,675,329)
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument			4,051,499
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	(500,007)	760,997	2,549,821
Cash flow hedges	55,081	(35,923)	(2,396)
Foreign currency translation differences from unhedged foreign operations	247,019	(409,671)	1,356,213
Unrealized (losses) gains on securities at FVOCI - Debt financial instruments	(112,692)	1,795,666	(2,187,495)
Investments in associates and joint ventures	15,329	(35,892)	81,730
Income tax	238,675	(818,733)	(1,926,071)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	458,118	458,930	(2,752,028)
Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	16,741	(1,963)	461
Unrealized gains (losses) on equity securities at FVOCI	301,497	156,383	(439,150)
Actuarial (losses) gains from defined benefit pension plans	(17,739)	(56,324)	95,819
Income tax	(12,484)	5,501	(67,977)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	288,015	103,597	(410,847)
Other comprehensive income, net of taxes	746,133	562,527	(3,162,875)
Total comprehensive income, net of taxes	2,937,610	2,739,643	1,706,258
Total comprehensive income for the year attributable to:
Owners of the parent	1,315,323	1,341,349	219,138
Non-controlling interests	1,622,287	1,398,294	1,487,120
Total comprehensive income, net of taxes	$ 2,937,610	$ 2,739,643	$ 1,706,258